CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 44,803,457	279,130,015		433,850,961
Restricted cash	22,593,660	140,760,763		146,175,458
Short-term investments	115,963,037	722,461,319		494,215,034
Accounts receivable, net-related parties	16,938,953	105,531,368		31,010,170
Accounts receivable, net-third parties	274,904,932	1,712,685,219		1,600,206,864
Notes receivable	228,531	1,423,773		17,279,630
Advances to suppliers, net-third parties	10,200,958	63,552,991		208,104,089
Inventories	84,743,805	527,962,378		798,075,329
Forward contract receivables	2,075,434	12,930,159		64,954,682
Other receivables-related parties	937,446	5,840,380	[1]	691,242	[1]
Prepayments and other current assets	66,344,167	413,330,793		813,910,281
Total current assets	639,734,380	3,985,609,158		4,608,473,740
Non-current assets:
Restricted cash	2,375,564	14,800,000
Project assets	86,096,708	536,391,099		272,504,672
Investments in affiliates	5,647,375	35,183,709
Property, plant and equipment, net	534,481,415	3,329,872,661		3,568,294,300
Land use rights, net	58,706,797	365,749,215		368,042,926
Intangible assets, net	1,023,033	6,373,598		3,656,392
Advances to suppliers to be utilized beyond one year				209,630,940
Capped call options	2,589,237	16,131,208		16,408,445
Other assets	13,195,562	82,209,673		129,387,926
Total assets	1,343,850,071	8,372,320,321		9,176,399,341
Current liabilities:
Accounts payable-a related party	4,822,594	30,045,245	[2]	35,887,845	[2]
Accounts payable-third parties	216,260,888	1,347,326,958		340,998,588
Notes payable	184,449,128	1,149,136,512		909,830,626
Accrued payroll and welfare expenses	33,133,510	206,425,079		176,647,819
Advances from third party customers	19,426,841	121,031,162		85,523,982
Income tax payables	526	3,275		32,884,140
Other payables and accruals	131,200,647	817,393,146		813,027,659
Other payables due to a related party	364,501	2,270,876		1,094,047
Forward contract payables	881,307	5,490,630		5,524,497
Bonds payable and accrued interests	50,350,681	313,689,778		1,039,635,333
Short-term borrowings from third parties, including current portion of long-term bank borrowings	360,448,596	2,245,630,796		2,200,032,066
Guarantee liabilities				1,500,000
Total current liabilities	1,001,339,219	6,238,443,457		5,642,586,602
Non-current liabilities:
Long-term borrowings	26,805,348	167,000,000		155,500,000
Long-term payables	23,357	145,515
Accrued warranty costs - non-current	17,550,003	109,338,274		85,361,926
Convertible senior notes	77,620,210	483,581,668		387,777,235
Total liabilities	1,123,338,137	6,998,508,914		6,271,225,763
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	2,119	13,202		13,200
Additional paid-in capital	244,735,846	1,524,728,796		1,507,224,827
Statutory reserves	28,738,103	179,041,258		178,984,364
Accumulated other comprehensive (loss)/income	37,944	236,395		(134,611)
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(2,227,180)	(13,875,553)		(8,354,423)
Retained earnings/(accumulated losses)	(52,169,597)	(325,021,804)		1,217,457,158
Total JinkoSolar Holding Co., Ltd. shareholders' equity	219,117,235	1,365,122,294		2,895,190,515
Non-controlling interests	1,394,699	8,689,113		9,983,063
Total Shareholders' Equity	220,511,934	1,373,811,407		2,905,173,578
Total liabilities and shareholders' equity	$ 1,343,850,071	8,372,320,321		9,176,399,341

[1]	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
[2]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.